ALPS SERIES TRUST

Supplement dated March 2, 2021 to Statements of Additional Information applicable to each series of ALPS Series Trust (the “Trust”)

-Carret Kansas Tax-Exempt Bond Fund

Statement of Additional Information dated January 28, 2021

-Beacon Accelerated Return Strategy Fund and Beacon Planned Return Strategy Fund

Statement of Additional Information dated January 28, 2021

-Clarkston Partners Fund, Clarkston Fund, and Clarkston Founders Fund

Statement of Additional Information dated January 28, 2021

-DDJ Opportunistic High Yield Fund

Statement of Additional Information dated January 28, 2021

-Seven Canyons Strategic Income Fund and Seven Canyons World Innovators Fund

Statement of Additional Information dated January 28, 2021

-Hillman Value Fund

Statement of Additional Information dated February 11, 2021

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Effective February 19, 2021, Jeremy May is no longer serving as a Trustee of the Trust. Therefore, all references to Mr. May serving in that capacity contained in the Statement of Additional Information are hereby deleted as of that date.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.

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